Property, Plant and Equipment, Net, and Investment Property, Net - Others (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net
Property, plant and equipment, net	$ 82,236,399	$ 87,922,126	$ 83,281,627
Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	232,638,507	226,508,751	208,238,914
Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	(150,402,108)	(138,586,625)	$ (124,957,287)
Subscriber leased set-top equipment
Property, Plant and Equipment, Net
Property, plant and equipment, net	20,261,889	17,497,525
Subscriber leased set-top equipment | Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	54,493,281	47,813,940
Subscriber leased set-top equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	(34,231,392)	(30,316,415)
Dismantling costs
Property, Plant and Equipment, Net
Property, plant and equipment, net	610,420	504,341
Dismantling costs | Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	1,133,071	937,767
Dismantling costs | Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	$ (522,651)	$ (433,426)